Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.6

Data Compare
Run Date - XXX
AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
XXX	2025070718	XXX			Investor: Qualifying Total Debt Ratio	XXX	XXX	Verified	Field Value DTI is higher than Tape value due to Lender used higher qualifying income than verified by audit
XXX	2025070688	XXX			Investor: Qualifying Total Debt Ratio	XXX	XXX	Verified	Bonus income was not verified as required by XXX guidelines. Lender provided a post-closing corrected XXX, 1008 and Final 1003 with the bonus income removed, resulting in a revised DTI of XXX%.
XXX	2025070686	XXX			Investor: Qualifying Total Debt Ratio	XXX	XXX	Verified	Field Value DTI is higher than Tape value due to Lender used lower consumer debt than verified by audit
XXX	2025070672	XXX			Investor: Qualifying Total Debt Ratio	XXX	XXX	Verified	Lender provided an updated final 1003, 1008, and XXX with corrected rental income and property taxes, which decreased the approved DTI to XXX%.
XXX	2025070645	XXX			Investor: Qualifying Total Debt Ratio	XXX	XXX	Verified	Provided Updated 1003,1008 and XXX documents
XXX	2025070719	XXX			Refi Purpose	XXX	XXX	Verified	Verified with XXX in file.
XXX	2025070675	XXX			Investor: Qualifying Total Debt Ratio	XXX	XXX	Verified	Field Value DTI is higher than Tape value due to Lender used higher qualifying income than verified by audit